Prepayments, other receivables and other assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments, other receivables and other assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Prepayments to charging stations	44,970	41,920
Prepayments for chargers procurement	3,223	3,811
Prepayment for rental, facility and utilities	4,040	3,772
Miscellaneous prepayments	2,264	3,128
Value-added tax deductible	19,292	20,274
Others	35,014	44,087
	108,803	116,992
Included in prepayments, other receivables and other assets, net per balance sheet	105,724	116,992
Included in assets classified as held for sale	3,079	—